                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2001.

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Check here if Amendment [_]; Amendment Number: _____________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ KENNETH H. COLBURN               Boston, Massachusetts   May 14, 2001
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

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                                                                        SEC 1685
(5/91)


Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  68
                                         --

Form 13F Information Table Value Total:  $1,943,378 (x 1000)
                                         -------------------

List of Other Included Managers:
     01   Jonathon S. Jacobson (File Number 28-7618)
     02   Richard L. Grubman (File Number 28-7616)
          Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------
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
Item 1:  Financial Printing Group
     ITEM 1:             ITEM 2:       ITEM 3:    ITEM 4:             ITEM 5:            Item 6:     ITEM 7:           Item 8:
     -------             -------       -------    -------   -------------------------    -------     -------           -------
                                                             SHARES OF                                               ---VOTING
                          TITLE         CUSIP      VALUE     PRINCIPAL    SH/    PUT/   INVESTMENT     OTHER        AUTHORITY---
NAME OF ISSUER           OF CLASS       NUMBER    X$1000       AMOUNT     PRN    CALL   DISCRIPTION   MANAGERS   SOLE  SHARED  NONE
A T & T Corp               COM        001957109   188,931    8,870,013    SHRS             OTHER        01/02            X
Alcoa Inc                  COM        013817101     4,724      131,410    SHRS             OTHER        01/02            X
Amazon Com Inc             COM        023135106     2,046      200,000    SHRS     Put     OTHER        01/02            X
American Axle & Mfg
   Hldgs Inc               COM        024061103     5,270      569,700    SHRS             OTHER        01/02            X
Axcelis Technologies
   Inc                     COM        054540109    53,122    4,594,378    SHRS             OTHER        01/02            X
Bally Total Fitness
   Hldg Corp               COM        05873K108    17,495      594,050    SHRS             OTHER        01/02            X
BCE Inc                    COM        05534B109    28,264    1,255,600    SHRS             OTHER        01/02            X
BMC Software Inc           COM        055921100    65,131    3,029,366    SHRS             OTHER        01/02            X
Boston Scientific
   Corp                    COM        101137107    16,911      837,999    SHRS             OTHER        01/02            X
Cisco Sys Inc              COM        17275R102       316       20,000    SHRS             OTHER        01/02            X
Citigroup Inc              COM        172967101     5,990      133,175    SHRS             OTHER        01/02            X
City Investing Co
   Liq Tr              UNIT BEN INT   177900107       789      586,900    SHRS             OTHER        01/02            X
De Beers Cons
   Mines LTD             ADR DEFD     240253302    69,264    1,802,000    SHRS             OTHER        01/02            X
El Paso Elec Co            COM        283677854    84,003    5,753,600    SHRS             OTHER        01/02            X
Elan PLC              WT EXP 123101   284131703    20,494      300,500    SHRS             OTHER        01/02            X
Fastenal Co                COM        311900104     2,725       50,000    SHRS     Put     OTHER        01/02            X
Fedex Corp                 COM        31428X106    28,412      681,675    SHRS             OTHER        01/02            X
Florida East
   Coast Inds              CL A       340632108     5,178      154,100    SHRS             OTHER        01/02            X
Florida East
   Coast Inds              CL B       340632207     8,344      272,249    SHRS             OTHER        01/02            X
FMC Corp                   COM        302491303     3,063       41,600    SHRS             OTHER        01/02            X
General Dynamics
   Corp                    COM        369550108     2,089       33,300    SHRS             OTHER        01/02            X
General Elec Co            COM        369604103       753       18,000    SHRS             OTHER        01/02            X
General Mtrs Corp          CL H       370442832     5,534      283,818    SHRS             OTHER        01/02            X
Gentiva Health
   Services Inc            COM        37247A102    33,462    1,755,373    SHRS             OTHER        01/02            X
Georgia Pac Corp      COM-TIMBER GRP  373298702    44,838    1,562,300    SHRS             OTHER        01/02            X
Golden St Bancorp
   Inc                WT EXP 000000   381197136     3,758    2,863,100    SHRS             OTHER        01/02            X
Goldman Sachs Group
   Inc                     COM        38141G104       596        7,000    SHRS             OTHER        01/02            X
Grace WR & Co Del          COM        38388F108       115       50,000    SHRS             OTHER        01/02            X
Home Depot Inc             COM        437076102    14,495      336,300    SHRS             OTHER        01/02            X
Hudson City Bancorp        COM        443683107     7,578      382,500    SHRS             OTHER        01/02            X
I2 Technologies Inc        COM        465754109     3,200      220,660    SHRS             OTHER        01/02            X
IGEN Inc                   COM        449536101     2,595      137,010    SHRS             OTHER        01/02            X
Ivex Packaging
   Corp Del                COM        465855104    12,144      883,200    SHRS             OTHER        01/02            X
J Net Enterprises Inc      COM        46622V102     4,299      842,900    SHRS             OTHER        01/02            X
Kmart Corp                 COM        482584109    18,800    2,000,000    SHRS             OTHER        01/02            X
KPMG Consulting Inc        COM        48265R109    74,305    5,715,750    SHRS             OTHER        01/02            X
Lakes Gaming Inc           COM        51206P109     4,894      525,549    SHRS             OTHER        01/02            X
Laser Mtg Mgmt Inc         COM        51806D100    12,842    3,275,900    SHRS             OTHER        01/02            X
Lennar Corp                COM        526057104     1,116       28,000    SHRS             OTHER        01/02            X
Mack Cali Rlty Corp        COM        554489104     7,895      292,402    SHRS             OTHER        01/02            X
Mattson Technology
   Inc                     COM        577223100     2,738      181,053    SHRS             OTHER        01/02            X
MidCap Spdr Tr          UNIT SER 1    595635103       844       10,000    SHRS             OTHER        01/02            X
Mony Group Inc             COM        615337102    69,444    2,091,700    SHRS             OTHER        01/02            X
Motorola Inc               COM        620076109       285       20,000    SHRS             OTHER        01/02            X
National Australia
   Bk Ltd            CAP UTS EXCHBL   632525309     6,763      250,000    SHRS             OTHER        01/02            X
Nasdaq 100 Tr           UNIT SER 1    631100104       392       10,000    SHRS             OTHER        01/02            X
Newhall Land &
   Farming Co Cal    DEPOSITARY REC   651426108    64,620    2,534,100    SHRS             OTHER        01/02            X
Packaging Corp Amer        COM        695156109     6,492      491,800    SHRS             OTHER        01/02            X
Pactiv Corp                COM        695257105   181,187   14,961,800    SHRS             OTHER        01/02            X
Palm Inc                   COM        696642107       353       42,000    SHRS             OTHER        01/02            X
Park Pl Entmt Corp         COM        700690100   135,012   13,171,920    SHRS             OTHER        01/02            X
Readers Digest Assn
   Inc                 CL A NON VTG   755267101   163,495    5,949,599    SHRS             OTHER        01/02            X
Readers Digest Assn
   Inc                     CL B       755267200    10,380      432,500    SHRS             OTHER        01/02            X
Ross Stores Inc            COM        778296103    34,931    1,863,000    SHRS             OTHER        01/02            X
Sappi Ltd                SPON ADR     803069202     3,007      367,600    SHRS             OTHER        01/02            X
Schlumberger Ltd           COM        806857108       576       10,000    SHRS             OTHER        01/02            X
Scott Technologies
   Inc                     COM        810022301    21,111      954,160    SHRS             OTHER        01/02            X
Shaw Communications
   Inc                  CL B CONV     82028K200    44,455    2,245,200    SHRS             OTHER        01/02            X
Silicon Graphics Inc       COM        827056102    39,419   10,004,900    SHRS             OTHER        01/02            X
Sprint Corp           PCS COM SER 1   852061506       665       35,000    SHRS             OTHER        01/02            X
Station Casinos Inc        COM        857689103    27,631    2,000,800    SHRS             OTHER        01/02            X
Synopsys Inc               COM        871607107    62,859    1,339,217    SHRS             OTHER        01/02            X
Toys R Us Inc              COM        892335100    22,055      878,700    SHRS             OTHER        01/02            X
Veritas Software Co        COM        923436109     4,666      100,912    SHRS             OTHER        01/02            X
Vivendi Universal        SPON ADR     92851S204    14,253      235,000    SHRS             OTHER        01/02            X
VoiceStream Wireless
   Corp                    COM        928615103    19,060      206,335    SHRS             OTHER        01/02            X
Waddell&Reed Finl Inc      CL B       930059209   112,924    3,973,413    SHRS             OTHER        01/02            X
Worldcom Inc               COM        98157D106    27,981    1,497,300    SHRS             OTHER        01/02            X

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